Note 11 - Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
Investments in Unconsolidated Entities

Note 11. Investments in Unconsolidated Entities

Accounting Policies

The accounting for investments in unconsolidated entities is based on Opera’s degree of influence over the investees. When Opera has significant influence, i.e., the power to participate in the financial and operating policy decisions of the investee, but not control or joint control of those policies, the investee is classified as an associate. When Opera and other parties have contractually agreed to share control over an arrangement and Opera and the other parties have rights to the net assets of the arrangement, it is classified as a joint venture. Investments in associates and joint ventures are accounted for in accordance with the equity method, whereas other investments in unconsolidated entities are classified and accounted for as financial assets.

Equity-accounted investees

Under the equity method, the investment is initially recognized at cost and adjusted thereafter to recognize Opera’s share of the post-acquisition profits or losses of the investee in the Statement of Operations, and Opera’s share of movements in other comprehensive income of the investee in the Statement of Comprehensive Income. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of Opera’s interest in the investee.

When Opera’s share of losses exceeds its interest in an equity-accounted investee, the carrying amount of that interest, including any long-term interests that in substance form part of its net investment, is reduced to zero, and the recognition of further losses is discontinued. However, additional losses are provided for, and a liability is recognized, to the extent that Opera has incurred legal or constructive obligations or has made payments on behalf of the investee.

Financial assets

Long-term investments in entities over which Opera does not have control, joint control, or significant influence, are measured at fair value on a recurring basis with the net change in fair value recognized in the Statement of Operations as “Fair value gain (loss) on long-term investments.” Transaction costs related to these investments are expensed when incurred.

Summary of Investments in Unconsolidated Entities

The table below shows a summary of Opera’s investments in unconsolidated entities (in thousands except for percentages):

				Carrying amount as of December 31,
Investee	Ownership interest	Classification of investment	Basis of accounting for investment	2023	2024
OPay	9.4%	Financial asset	Fair value through profit or loss	$253,300	$258,300
Verda Ventures	26.0%	Associate	Equity method	$—	$1,248
nHorizon Innovation	29.1%	Associate	Equity method	$—	$—

OPay

OPay is a privately-held mobile payment fintech company focused on emerging markets, with Nigeria and Egypt as initial key markets. OPay provides online and offline payments, and digital wallet services leveraging AI, big data and other fintech innovations, thus helping countries in emerging markets advance their trajectory of digital payments and other financial services. Opera holds a combination of ordinary and preferred shares in OPay, representing an ownership interest of 9.4%.

Even though Opera’s chairman and chief executive officer is also the chairman and chief executive officer of OPay and has the ability to participate in the financial and operating policy decisions of OPay, the management of Opera has concluded, based on significant judgment, that Opera does not have significant influence over OPay. The primary reasons for this are that he holds his roles in OPay as a representative of his personal investment companies, and the corporate governance framework in OPay prohibits him from exercising significant influence in OPay on behalf of Opera.

The fair values of the shares in OPay were measured using the probability-weighted expected return model (“PWERM”), which was determined to be an appropriate model because it can capture and reflect the characteristics of the company and the economic rights and benefits of the various classes of shares, including redemption rights and liquidation preferences. In the model, as applied, fair values of the shares were estimated based on the probability-weighted present value of expected future investment returns, considering a total of eight possible future scenarios, including three variations each for initial public offering and private sale transactions, one scenario for dissolution and one for redemption, with future equity values ranging from $0.2 billion to $6.0 billion after one to three years. The table below shows the estimates for equity values (in millions), period of time until potential liquidity events and probabilities of the respective outcomes, with the narrowed valuation ranges reflecting an underlying belief that such liquidity events are closer in time at year-end 2024 versus year-end 2023:

	Equity value (in millions)		Time horizon (in years)		Probability
Scenarios	2023	2024	2023	2024	2023	2024
Initial public offering	$2,900 – $8,000	$3,000 – $6,000	1 – 3	1 – 2	72%	80%
Sale transaction	$3,500 – $7,500	$3,000 – $5,500	1 – 3	1 – 2	8%	10%
Dissolution	$234	$236	3	3	10%	5%
Redemption	$1,000	$1,000	3	3	10%	5%

Each class of shares was allocated its portion of the equity value based on the economic rights and benefits of the shares. The future outcomes were discounted using an estimated cost of equity of 18.9% (2023: 18.9%). Accordingly, the present equity values of the scenarios ranged from $0.1 billion to $4.2 billion, with a probability-weighted present value of $3.0 billion (2023: $3.0 billion). Additionally, as OPay is a private company and its shares are illiquid, a judgmental discount for lack of marketability of 10% was applied in the fair value measurement of the shares (2023: 10%). Because the fair value measurement incorporated significant unobservable inputs, it was classified as a level 3 measurement in the fair value hierarchy.

The probability-weighted present value estimated by PWERM was reconciled to an estimate for the overall equity value of OPay based on a discounted cash flow analysis. In the discounted cash flow analysis, revenue was estimated to grow at an annualized rate of 37% over the 2024-2031 period, and thereafter reaching a long-term growth rate of 7%. The free cash flow was expected to increase over the forecasted period in line with the growth of profitability, with the present value of these cash flows calculated using a discount rate of 18.9%.

In 2023, Opera received preferred shares in OPay as settlement of the receivable due from the buyer of Opera’s former ownership interest in Nanobank (see Note 12). These shares were received with a contractual obligation of return to OPay on a pro-rata basis if the cumulative financial performance in the 2023-2024 period for a business OPay acquired from Nanobank fell short of a defined target. In connection with the valuation of these preferred shares in 2023, scenarios for achieving the financial performance target were identified and weighted, resulting in a 6% discount to fair value. At the end of 2024 it was determined that the target for financial performance was met, which resulted in a reversal of the related discount on the fair value measurement of the shares, corresponding to an increase in fair value of $4.9 million.

The table below provides a reconciliation of the carrying amount of Opera’s investment in OPay (in thousands):

	Year ended December 31,
	2023	2024
Carrying amount as of January 1	$86,100	$253,300
Shares acquired recognized at fair value	77,362	—
Fair value gain on investment	89,838	5,000
Carrying amount as of December 31	$253,300	$258,300

The table below shows the individual sensitivities of key unobservable inputs to the fair value measurement (in thousands):

		As of December 31, 2023		As of December 31, 2024
Significant unobservable inputs	Change in assumption (1)	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption
Weighted average equity value	10%	$(24,791)	$24,791	$(25,495)	$25,495
Time to exit	1 year	$47,872	$(40,263)	$48,553	$(40,855)
Relative change in probability of sale (2)	100%	$(630)	$630	$826	$(826)
Discount for lack of marketability	5 pp	$14,072	$(14,072)	$14,350	$(14,350)
Discount rate	2 pp	$9,759	$(9,202)	$6,965	$(6,657)
Achievement of financial target (3)	10 pp	$(8,452)	$5,017	N/A	N/A

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(1)
pp - percentage points.
(2)
Represents a relative change in the probabilities of sale scenarios, offset by an equal change in the probabilities of initial public offering scenarios.
(3)
Only applicable to the preferred shares acquired in 2023, as discussed above.

Verda Ventures

Verda Ventures operates a venture fund formed in the second half of 2024 with the purpose of making investments in companies operating in the stablecoin ecosystem around Opera’s MiniPay platform. Opera invested $1.25 million in the fund in the fourth quarter of 2024, and has a commitment to make a further seven equal quarterly investments, totaling $10 million.

The fund operated by Verda Ventures is classified as an associate and accounted for in accordance with the equity method as Opera has a member on the fund’s investment committee and thus has the ability to participate in financial and operating policy decisions. Opera’s share of the fund’s net loss, including management fee, was $2 thousand in 2024.

nHorizon Innovation and nHorizon Infinite

nHorizon Innovation and nHorizon Infinite were classified as joint ventures of Opera until mid-2023, after which the arrangements establishing joint control were terminated. At the time the carrying amounts of the investments were zero. Opera continues to hold a 29.1% ownership interest in nHorizon Innovation, which is classified as an associate. As Opera’s accumulated share of nHorizon Innovation’s losses exceeds Opera’s interest in the entity, Opera did not recognize its share of nHorizon Innovation’s net loss in 2024, which was $31 thousand. As of December 31, 2024, the accumulated balance of unrecognized share of losses was $0.2 million.

Fjord Bank

In 2024, Opera sold its shares in Fjord Bank, an independent niche bank operating in several EU countries. The consideration received amounted to $0.8 million, which matched the acquisition cost of the shares and the carrying amount of the investment prior to the sale.